Basis of Presentation and Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2014 segment Property	Dec. 31, 2013	Dec. 31, 2012	Jun. 12, 2014	Mar. 03, 2014	Jan. 24, 2014
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Maximum maturity period of cash and cash equivalents		3 months
Restricted cash	$ 25,461,000	$ 42,201,000	$ 25,461,000
Number of rented properties serve as collateral		8
Percentage of noncontrolling interest in acquisitions		3.00%
Acquisition-related costs		28,600,000	29,500,000	6,100,000
Sale Leaseback Transaction, Capitalized Acquisition Expenses		800,000
Depreciation expense		27,694,000	10,093,000	4,636,000
Amortization of Intangible Assets		45,213,000	14,098,000	4,791,000
Property classified as held for sale		1
Ground Lease Term		81 years
Leases for contingent rental income		40,000
Recognized deferred rent		11,563,000	3,515,000	1,385,000
Deferred rent	6,382,000	17,189,000	6,382,000
Amount refundable to the tenants		300,000
Days required for reimburse excess amounts		60 days
Organizational Costs As A Percentage Of Gross Offering Proceeds, Excluding Sales Commissions And Dealer Fees		2.30%
Offering Costs As A Percentage Of Gross Offering Proceeds, Excluding Sales Commissions And Dealer Fees		0.30%
Organizational Costs As A Percentage Of Gross Offering Proceeds		11.90%
Offering Costs As A Percentage Of Gross Offering Proceeds		10.10%
Amortization of Financing Costs		3,853,000	1,943,000	1,031,000
Write off of Deferred Debt Issuance Cost		1,700,000	300,000
Deferred financing costs	8,900,000	11,800,000	8,900,000
Tenant origination and absorption cost	245,119,000	379,419,000	245,119,000
Leasing Costs, net	0	1,003,000	0
Amortization On Leasing Commissions		100,000	0	0
Term for share based compensation plan		10 years
Percentage of common stock reserved for issuance		10.00%
Number of shares authorized		10,000,000
REIT Period for federal income tax		4 years
Common stock equivalents (in shares)	0	0	0
Distributions declared per common share (in dollars per share)	$ 0.001901096
Number of reportable segments		1
Restricted Stock
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Number of shares authorized						5,000
Number of additional shares authorized					1,000	1,000
Vesting period						3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 10.28
Midland Mortgage Loan
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Rent Collections Serve as Collateral		2,000,000
Maximum
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Amount insured by FDIC		250,000
Percentage of noncontrolling interest in acquisitions		100.00%
Percentage of gross offering proceeds of the terminated or completed Public Offering		15.00%
Minimum
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Percentage of gross offering proceeds of the terminated or completed Public Offering		3.50%
Will Partners | World Kitchen LLC
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Lease Termination Fee, Financed Amount, Gross		5,900,000					5,900,000
Non Tenant Collections		800,000					800,000
Will Partners | Key Bank Credit Facility | World Kitchen LLC
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Debt Instrument, Term							5 years 6 months
Debt Instrument, Interest Rate, Stated Percentage							5.50%
Other Assets
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Tenant origination and absorption cost	500,000	2,700,000	500,000
Cash Designated for Deferred Maintenance and Releasing Costs
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Restricted cash		38,800,000
Cash Designated for Taxes and Insurance Reserves
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Restricted cash		1,300,000
Cash Deposited With Qualified Intermediary
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Restricted cash		10,100,000
General and Administrative Expense
Basis of Presentation and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Allocated Share-based Compensation Expense		$ 100,000